787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 23, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    SunAmerica Series Trust

 Post-Effective Amendment No. 132 under the Securities Act of 1933 and Amendment No. 133 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

 (File No. 033-52742 and File No. 811-07238)

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 132 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the SA DFA Ultra Short Bond Portfolio and the SA Goldman Sachs Global Bond Portfolio, each a series of the Registrant (each, a “Fund” and together, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to reflect the following changes to the Funds:

With respect to the SA DFA Ultra Short Bond Portfolio, to reflect a change in the name of the Fund to “SA JPMorgan Ultra-Short Bond Portfolio” and to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on December 11, 2023. With respect to the SA Goldman Sachs Global Bond Portfolio, to reflect a change in the name of the Fund to “SA PIMCO Global Bond Opportunities Portfolio” and to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on December 11, 2023.

It is proposed that the Amendment will become effective on April 29, 2024.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8609 or to David Howe at (212) 728-8094.

BRUSSELS   CHICAGO     FRANKFURT    HOUSTON     LONDON   LOS ANGELES   MILAN    MUNICH

NEW YORK   PALO ALTO    PARIS     ROME    SAN FRANCISCO    WASHINGTON

Very truly yours,

/s/ Christine Y. Sun

Christine Y. Sun

Cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Jennifer Rogers, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP
David Howe, Esq., Willkie Farr & Gallagher LLP